Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	smft_SupplementTextBlock

SALIENT MF TRUST

Supplement dated February 1, 2018

to the

Salient Tactical Plus Fund Class A, Class C, Class I and Class F Prospectus

dated May 1, 2017, as supplemented

Effective February 1, 2018, the expense limitation agreement between Salient Advisors, L.P., the investment advisor, and the Salient Tactical Plus Fund (the “Fund”) is amended to reduce the limit on the Fund’s operating expenses (exclusive of taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees paid indirectly, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class A, Class C, Class I and Class F shares from an annual rate (as a percentage of the Fund’s average daily net assets) of 2.05%, 2.80%, 1.80% and 1.49%, respectively, to an annual rate of 1.65%, 2.40%, 1.40% and 1.09%, respectively, of the Fund’s average daily net assets. Accordingly, effective February 1, 2018, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class F
Management Fee	1.45%	1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(2)	1.42%	19.79%	4.25%	1.17%
Acquired Fund Fees and Expenses(3)	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	3.50%	22.62%	6.08%	3.00%
Less Management Fee Waiver and/Reimbursement(4)	–1.47%	–19.84%	–4.30%	–1.53%
Net Annual Expenses	2.03%	2.78%	1.78%	1.47%

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.

(3)	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I, and 1.09% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2019, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2019 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I	Class F
1 Year	$745	$381	$181	$150
3 Years	$1,436	$4,167	$1,422	$783
5 Years	$2,147	$6,934	$2,638	$1,442
10 Years	$4,020	$10,847	$5,567	$3,205

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I	Class F
1 Year	$745	$281	$181	$150
3 Years	$1,436	$4,167	$1,422	$783
5 Years	$2,147	$6,934	$2,638	$1,442
10 Years	$4,020	$10,847	$5,567	$3,205

Salient Tactical Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

SALIENT MF TRUST

Supplement dated February 1, 2018

to the

Salient Tactical Plus Fund Class A, Class C, Class I and Class F Prospectus

dated May 1, 2017, as supplemented

Effective February 1, 2018, the expense limitation agreement between Salient Advisors, L.P., the investment advisor, and the Salient Tactical Plus Fund (the “Fund”) is amended to reduce the limit on the Fund’s operating expenses (exclusive of taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees paid indirectly, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class A, Class C, Class I and Class F shares from an annual rate (as a percentage of the Fund’s average daily net assets) of 2.05%, 2.80%, 1.80% and 1.49%, respectively, to an annual rate of 1.65%, 2.40%, 1.40% and 1.09%, respectively, of the Fund’s average daily net assets. Accordingly, effective February 1, 2018, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class F
Management Fee	1.45%	1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(2)	1.42%	19.79%	4.25%	1.17%
Acquired Fund Fees and Expenses(3)	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	3.50%	22.62%	6.08%	3.00%
Less Management Fee Waiver and/Reimbursement(4)	–1.47%	–19.84%	–4.30%	–1.53%
Net Annual Expenses	2.03%	2.78%	1.78%	1.47%

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.

(3)	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I, and 1.09% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2019, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2019 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I	Class F
1 Year	$745	$381	$181	$150
3 Years	$1,436	$4,167	$1,422	$783
5 Years	$2,147	$6,934	$2,638	$1,442
10 Years	$4,020	$10,847	$5,567	$3,205

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I	Class F
1 Year	$745	$281	$181	$150
3 Years	$1,436	$4,167	$1,422	$783
5 Years	$2,147	$6,934	$2,638	$1,442
10 Years	$4,020	$10,847	$5,567	$3,205

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

		Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Salient Tactical Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
Less Management Fee Waiver and/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[3]
Net Annual Expenses	rr_NetExpensesOverAssets	2.03%
1 Year	rr_ExpenseExampleYear01	$ 745
3 Years	rr_ExpenseExampleYear03	1,436
5 Years	rr_ExpenseExampleYear05	2,147
10 Years	rr_ExpenseExampleYear10	4,020
1 Year	rr_ExpenseExampleNoRedemptionYear01	745
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,436
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,147
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,020
Salient Tactical Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	19.79%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.62%
Less Management Fee Waiver and/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.84%)	[3]
Net Annual Expenses	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	$ 381
3 Years	rr_ExpenseExampleYear03	4,167
5 Years	rr_ExpenseExampleYear05	6,934
10 Years	rr_ExpenseExampleYear10	10,847
1 Year	rr_ExpenseExampleNoRedemptionYear01	281
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,167
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,934
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,847
Salient Tactical Plus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%
Less Management Fee Waiver and/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.30%)	[3]
Net Annual Expenses	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	1,422
5 Years	rr_ExpenseExampleYear05	2,638
10 Years	rr_ExpenseExampleYear10	5,567
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,422
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,567
Salient Tactical Plus Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Less Management Fee Waiver and/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[3]
Net Annual Expenses	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	$ 150
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,442
10 Years	rr_ExpenseExampleYear10	3,205
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	783
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,442
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,205

[1]	Other Expenses include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.
[2]	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.
[3]	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I, and 1.09% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2019, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2019 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.